UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Consonance Capital Management LP
Address: 888 Seventh Avenue, 43rd Floor
         New York, NY  10019

13F File Number:  028-14924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wendell Fowler
Title:     Chief Financial Officer
Phone:     212-660-8077

Signature, Place, and Date of Signing:

 /s/  Wendell Fowler     New York, NY     November 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $128,508 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABIOMED INC                    COM              003654100     6328   301485 SH       SOLE                   301485        0        0
AFFYMETRIX INC                 COM              00826T108     7755  1786906 SH       SOLE                  1786906        0        0
BIOSCRIP INC                   COM              09069N108    16683  1831231 SH       SOLE                  1831231        0        0
CHINDEX INTERNATIONAL INC      COM              169467107     2212   214092 SH       SOLE                   214092        0        0
COMPUTER PROGRAMS & SYS INC    COM              205306103    12165   218993 SH       SOLE                   218993        0        0
DEPOMED INC                    COM              249908104      671   113454 SH       SOLE                   113454        0        0
FURIEX PHARMACEUTICALS INC     COM              36106P101     6864   359743 SH       SOLE                   359743        0        0
JAZZ PHARMACEUTICALS PLC       SHS USD          G50871105    17128   300500 SH       SOLE                   300500        0        0
MEDICINES CO                   COM              584688105    10972   425100 SH       SOLE                   425100        0        0
NXSTAGE MEDICAL INC            COM              67072V103     8014   606648 SH       SOLE                   606648        0        0
QUESTCOR PHARMACEUTICALS INC   COM              74835Y101     4063   220000 SH       SOLE                   220000        0        0
SHANGPHARMA CORP               SPONSORED ADR    81943P104     4315   566218 SH       SOLE                   566218        0        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102    16568   296499 SH       SOLE                   296499        0        0
VERTEX PHARMACEUTICALS INC     COM              92532F100     8188   146500 SH       SOLE                   146500        0        0
WUXI PHARMATECH CAYMAN INC     SPONS ADR SHS    929352102     6582   440881 SH       SOLE                   440881        0        0